RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use Assets And Lease Liabilities
SCHEDULE-OF-OPERATING LEASE ASSETS AND LIABILITIES

Supplemental balance sheet information related to the Company’s operating leases as of June 30, 2024 and 2025 was as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Right-of-use assets	886,834	5,861,057	751,418
Short-term lease liabilities	895,765	1,882,220	241,310
Long-term lease liabilities	—	3,978,837	510,107
Weighted-average remaining lease term	1 year	3 years	3 years
Weighted-average discount rate	4.125%	3.75%	3.75%

SCHEDULE OF LEASE COST

The components of lease cost and other lease information during the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 are as follows:

	Year ended December 31,	Six months ended June 30,	Year Ended June 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Operating lease cost	1,151,197	466,698	906,601	116,231
Cash paid for amounts included in measurement of lease liabilities: Operating cash flows for operating leases	1,151,197	466,698	906,601	116,231

SCHEDULE OF MATURITIES LEASE

Maturities of operating lease liabilities at June 30, 2025 were as follows:

12 months ending June 30,	HKD
2026	2,066,724
2027	2,066,724
2028	2,066,724
Total undiscounted lease payments	6,200,172
Less: imputed interest	(339,115)
Total lease liabilities	5,861,057
Total lease liabilities (US$)	751,417